Related Party Transactions - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions (Textual) [Abstract]
IT service payments to NMIC and NSC	$ 324.0	$ 277.0	$ 289.0
Company made lease payments to NMIC	17.0	19.0	18.0
Total account values of group annuity and life insurance contracts	3,400.0	3,400.0
Revenue from group annuity and life insurance contracts	125.0	127.0	129.0
Total interest credited to the account balances	111.0	111.0	106.0
Revenues ceded to NMIC	329.0	369.0	358.0
Customer allocations to NFG funds	66,700.0	61,400.0	59,100.0
NFG paid to NLIC	221.0	199.0	196.0
Amounts on deposit with NCMC	1,000.0	899.0
Total commissions and fees paid	72.0	65.0	63.0
Notes receivable outstanding	313.0	332.0	238.0
Nationwide Mutual Insurance Company [Member]
Related Party Transactions (Textual) [Abstract]
Revenues ceded to NMIC	158.0	209.0	209.0
Benefits, claims and expenses	108.0	185.0	207.0
Nation Wide Bank [Member]
Related Party Transactions (Textual) [Abstract]
Line of credit borrowing capacity by related party	50.0
Line of credit outstanding	0.0	0.0	0.0
Nationwide Advantage Mortgage Company [Member]
Related Party Transactions (Textual) [Abstract]
Notes receivable outstanding	$ 7.0	$ 11.0	$ 14.0